Investments In Subsidiaries And Investee Companies (Tables)	12 Months Ended
Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Movement during the year in investments in equity-accounted investees
  Movement during the year in investments in equity-accounted investees

$ millions

Balance as at January 1, 2017	153

Changes during the year:
Dividends received	(3)
Divestiture of equity accounted investees (see note 11)	(122)
Translation differences	1

Balance as at December 31, 2017	29

Condensed data with respect to equity-accounted investees
  Condensed data with respect to equity-accounted investees

Set forth below is condensed financial data with respect to equity-accounted investees which are individually insignificant without adjustments for the ownership rates held by the Group.

As at December 31
2017	2016
$ millions	$ millions

Current assets	54	260
Non-Current assets	39	568
Total assets	93	828
Current liabilities	25	131
Non-current liabilities	26	406
Total liabilities	51	537
Revenues	207	315
Expenses	197	279
Net income	10	36

Non-controlling interests in subsidiaries
  Non-controlling interests in subsidiaries

The following table presents information with respect to non-controlling interests in a Group subsidiary, YPH JV, in the rate of 50%. The non-controlling interests are material to the Group (before elimination of inter-company transactions). The information includes fair value adjustments that were made on the acquisition date, other than goodwill and presented without adjustments for the ownership rates held by the Group.

2017	2016
$ millions	$ millions

Current assets	197	227
Intangibles assets	69	64
Other non current assets	302	314
Current liabilities	241	268
Long term liabilities	215	197
Equity	112	140

Sales	363	377
Operating Loss	(21)	(78)
Depreciation and amortization	34	34
Operating income (loss) before depreciation and amortization	13	(44)

Net loss	(38)	(104)
Comprehensive loss	(52)	(126)